Disposal of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal of Subsidiaries
In January 2015 and March 2014, we sold our interests in the companies that own and operate the Golar Eskimo and Golar Igloo, respectively, to Golar Partners.

(in thousands of $)	Golar Eskimo	Golar Igloo
Consideration received	227,170	156,001
Carrying value of the assets sold to Golar Partners	(123,604)	(112,714)
Gain recognized on sale	103,566	43,287